Debt instruments (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 15, 2017	Dec. 31, 2019	Dec. 31, 2018
Debt Instruments
Amount due for settlement within 12 months		$ 10,937	$ 10,937
Amount due for settlement after 12 months		344,014	341,657
Total debt instruments		354,951	352,594
Senior Notes due 2022
Debt Instruments
Principal amount	$ 350,000	350,000	350,000
Unamortised issuance costs		(5,986)	(8,343)
Accrued coupon interest		10,937	10,937
Issuance costs	$ 12,116
Amount due for settlement within 12 months		10,937	10,937
Amount due for settlement after 12 months		344,014	341,657
Total debt instruments		$ 354,951	352,594
Fixed Interest Rate	9.375%
Redemption price of notes	109.375%
Redemption price of notes at change of control	101.00%	101.00%
Fair value of notes		$ 219,118	$ 288,022
Senior Notes due 2022 issued by Ferroglobe PLC
Debt Instruments
Principal amount	$ 150,000
Senior Notes due 2022 issued by Globe Specialty Metals, Inc
Debt Instruments
Principal amount	$ 200,000
Maximum | Senior Notes due 2022
Debt Instruments
Potential redemption of notes as a percentage of aggregate principal amount	35.00%
Grupo Villar Mir, S.A.U.
Debt Instruments
Ownership interest as a percentage	53.90%	54.00%